Related Party	9 Months Ended
Sep. 30, 2026
Related Party Transactions [Abstract]
Related Party
Note 11 – Related Party
Principal owners
As of September 30, 2026, two holders of record each owned more than 10% of the Company’s outstanding Common Stock and were principal owners of the Company: Dr. Shuji Nakamura, the Company’s co-founder and Chief Executive Officer, who held 1,966,347 shares (approximately 24.5% of the 8,026,384 shares outstanding), and Lucius Partners LLC (“Lucius Partners”), the principal stockholder of Unite prior to the Merger (see Note 3), which held 995,000 shares (approximately 12.4%) and has designated one member of the Company’s board of directors. No other stockholder held more than 10% of the outstanding Common Stock as of September 30, 2026. Prior to the Merger, Dr. Nakamura was the only holder of more than 10% of the voting interests of Private Blue Laser Fusion; Lucius Partners held no interest in Private Blue Laser Fusion.
Transactions with Lucius Partners and its affiliates
In connection with the Merger, the Company assumed liabilities of Unite owed to Lucius Partners, its affiliates and Unite’s former sole officer and director, all of which were paid during September 2026 (see Note 3). These payments consisted of $336 thousand to LPOF to repay Unite’s unsecured promissory note, including $275 thousand of principal and $61 thousand of accrued interest; $95 thousand to Lucius Partners to repay loans made to Unite; $8 thousand to Lucius Partners for accrued quarterly administrative fees; and $19 thousand to Unite’s former sole officer and director for accrued director fees. The services agreement with Lucius Partners was terminated at the Closing. No interest expense, administrative fees or director fees of Unite are included in the Company’s results of operations for any period presented, and no amounts were payable to Lucius Partners or its affiliates as of September 30, 2026.
Certain principals of Laidlaw, the placement agent for the Offering, are members and officers of Lucius Partners. In connection with the Offering, the Company paid the placement agent cash fees and expense reimbursements of $3.4 million ($3.0 million at the first closing and $0.4 million at the second closing) and became obligated to issue the Placement Agent Warrants described in Note 3, all of which were recorded as a reduction of additional paid-in capital. Aggregate payments to Lucius Partners, LPOF, Laidlaw and Unite’s former sole officer and director during the nine months ended September 30, 2026, were $3.8 million. Lucius Partners and its affiliates did not purchase shares in the Offering. Other than the board designation right and the Registration Rights Agreement and lock-up agreement described in Note 9, to which Lucius Partners is a party on the same terms as the other holders, the Company has no continuing arrangements with Lucius Partners, LPOF or Laidlaw.
In

connection with the Merger, Lucius Partners retained
995,000
of the
1,000,000
shares of Common Stock outstanding prior to the Merger, the remaining
5,000
shares are held by Sichenzia Ross Ference Carmel LLP , a law firm that served as legal counsel to Unite prior to the Merger.
Transactions with management
Dr. Nakamura purchased 9,091 shares of Common Stock in the initial closing of the Offering for $250 thousand, at the same price per share ($27.50) and on the same terms as the unaffiliated investors in the Offering. On

September
 4, 2026, Dr. Nakamura received
63,137
shares of restricted Common Stock (
100,000
pre-Merger
shares) as part of the restricted stock awards described in Note 10; such awards are compensation arrangements and are not otherwise disclosed in this note.
No
bonuses, salary changes or accelerated vesting were triggered by the Merger or by the employment agreements entered into at the Closing.
Repurchase from WUV 1 Limited Partnership
WUV is an entity affiliated with a
co-founder
of Private Blue Laser Fusion whose service relationship with the Company terminated on April 27, 2026. On that date the Company repurchased 138,113 unvested restricted shares (218,750 pre-Merger
shares) from WUV at their original issue price of $0.0001 per share under a repurchase agreement dated April 17, 2026, and on September 4, 2026 the Company purchased a further 505,098 shares of Common Stock (800,000 pre-Merger
shares) from WUV for $1.1 million in cash under a second repurchase agreement (see Note 7). WUV held approximately 5.7% of the outstanding capital stock of Private Blue Laser Fusion immediately before the September repurchase and approximately 4.3% of the Company’s outstanding Common Stock as of September 30, 2026. No amounts were due to or from WUV as of September 30, 2026 or December 31, 2025.